Included in Profit/(Loss) Before Royalties and Taxation	12 Months Ended
Dec. 31, 2019
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Included in Profit/(Loss) Before Royalties and Taxation

		UNITED STATES DOLLAR
		2019	2018	2017
7.	INCLUDED IN PROFIT/(LOSS) BEFORE ROYALTIES AND TAXATION ARE THE FOLLOWING:
	Operating lease charges 1	—	(2.3)	(2.4)
	Damang - contract termination 1,2	(13.1)	—	—
	Loss on buy-back of notes 1	(5.0)	—	—
	Social contributions and sponsorships 1	(18.0)	(15.1)	(19.6)
	Loss on sale of inventory 1,3	—	(8.9)	—
	Rehabilitation (expense)/income 1	(13.4)	0.9	13.5
	Restructuring costs 4	(0.6)	(113.9)	(9.2)

1	Included under “Other costs, net” in the consolidated income statement.
2	Refer note 12.2 for further details.
3	The loss on sale of inventory related to the sale of inventory at Tarkwa as part of the transition to contractor mining.
4	The restructuring costs in 2019 comprise mainly separation packages at South Deep amounting to US$0.3 million (2018: US$11.2 million and 2017: US$2.3 million), Damang amounting to US$nil (2018: US$13.9 million and 2017: US$2.2 million) and Tarkwa amounting to US$0.3 million (2018: US$88.8 million and 2017: US$4.7 million). The restructuring costs of US$88.8 million at Tarkwa in 2018 related to the transition to contractor mining.